INVESTMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities by Classification
The following tables provide information relating to fixed maturities classified as AFS. As a result of the adoption of the Financial Instruments - Recognition and Measurement of Financial Assets and Financial Liabilities (ASU 2016-01) standard on January 1, 2018 (see Note 2), equity securities are no longer classified and accounted for as available-for-sale securities.
Available-for-Sale Securities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (3)
	(in millions)
September 30, 2018:
Fixed Maturities:
Corporate	$28,327	$416	$693	$28,050	$—
U.S. Treasury, government and agency	14,052	137	732	13,457	—
States and political subdivisions	417	43	1	459	—
Foreign governments	440	18	10	448	—
Residential mortgage-backed(1)	234	9	1	242	—
Asset-backed(2)	624	2	6	620	2
Redeemable preferred stock	480	31	8	503	—
Total at September 30, 2018	$44,574	$656	$1,451	$43,779	$2

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (3)
	(in millions)
December 31, 2017:
Fixed Maturities:
Corporate	$24,480	$1,031	$65	$25,446	$—
U.S. Treasury, government and agency	17,759	1,000	251	18,508	—
States and political subdivisions	422	67	—	489	—
Foreign governments	395	29	5	419	—
Residential mortgage-backed(1)	797	22	1	818	—
Asset-backed(2)	745	5	1	749	2
Redeemable preferred stock	470	43	1	512	—
Total Fixed Maturities	45,068	2,197	324	46,941	2
Equity securities	188	2	—	190	—
Total at December 31, 2017	$45,256	$2,199	$324	$47,131	$2
____________

(1)	Includes publicly traded agency pass-through securities and collateralized obligations.

(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

(3)	Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

The following table provides information relating to fixed maturities and equity securities classified as AFS:

Available-for-Sale Securities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
			(in millions)
December 31, 2017:
Fixed Maturity Securities:
Public corporate	$17,181	$806	$33	$17,954	$—
Private corporate	7,299	225	32	7,492	—
U.S. Treasury, government and agency	17,759	1,000	251	18,508	—
States and political subdivisions	422	67	—	489	—
Foreign governments	395	29	5	419	—
Commercial mortgage-backed	—	—	—	—	—
Residential mortgage-backed(1)	797	22	1	818	—
Asset-backed(2)	745	5	1	749	2
Redeemable preferred stock	470	43	1	512	—

Total Fixed Maturities	45,068	2,197	324	46,941	2
Equity securities	188	2	—	190	—

Total at December 31, 2017	$45,256	$2,199	$324	$47,131	$2

December 31, 2016:
Fixed Maturity Securities:
Public corporate	$15,930	$767	$102	$16,595	$—
Private corporate	7,133	221	57	7,297	—
U.S. Treasury, government and agency	15,187	405	756	14,836	—
States and political subdivisions	441	64	2	503	—
Foreign governments	384	30	14	400	—
Commercial mortgage-backed	472	31	108	395	8
Residential mortgage-backed(1)	980	27	2	1,005	—
Asset-backed(2)	273	10	1	282	3
Redeemable preferred stock	532	45	11	566	—

Total Fixed Maturities	41,332	1,600	1,053	41,879	11
Equity securities	113	—	—	113	—

Total at December 31, 2016	$41,445	$1,600	$1,053	$41,992	$11

(1)	Includes publicly traded agency pass-through securities and collateralized obligations.
(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(3)	Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

Available-for-sale Securities Fixed Maturities Contractual Maturities
The contractual maturities of AFS fixed maturities at September 30, 2018 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
Available-for-Sale Fixed Maturities
Contractual Maturities at September 30, 2018

	Amortized Cost	Fair Value
	(in millions)
Due in one year or less	$2,182	$2,192
Due in years two through five	9,092	9,142
Due in years six through ten	15,022	14,680
Due after ten years	16,940	16,400
Subtotal	43,236	42,414
Residential mortgage-backed securities	234	242
Asset-backed securities	624	620
Redeemable preferred stock	480	503
Total	$44,574	$43,779

The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Available-for-Sale Fixed Maturities

Contractual Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2017:
Due in one year or less	$1,651	$1,668
Due in years two through five	10,350	10,649
Due in years six through ten	13,638	13,852
Due after ten years	17,417	18,693

Subtotal	43,056	44,862
Residential mortgage-backed securities	797	818
Asset-backed securities	745	749
Redeemable preferred stocks	470	512

Total at December 31, 2017	$45,068	$46,941

Proceeds from Sales, Gross Gains (Losses) and OTTI for AFS Fixed Maturities
The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during the three and nine months ended September 30, 2018 and 2017:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Proceeds from sales	$1,030	$1,311	$6,054	$1,896
Gross gains on sales	$6	$4	$178	$40
Gross losses on sales	$(31)	$(10)	$(119)	$(41)

Total OTTI	$(4)	$(1)	$(4)	$(15)
Non-credit losses recognized in OCI	—	—	—	—
Credit losses recognized in net income (loss)	$(4)	$(1)	$(4)	$(15)

The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

	December 31,
	2017	2016	2015
	(in millions)
Proceeds from sales	$8,213	$5,036	$1,225

Gross gains on sales	$107	$212	$44

Gross losses on sales	$(259)	$(60)	$(8)

Total OTTI	$(15)	$(68)	$(42)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in earnings (loss)	$(15)	$(68)	$(42)

Fixed Maturities - Credit Loss Impairments
The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Fixed Maturities - Credit Loss Impairments

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Balances, beginning of period	$(17)	$(144)	$(18)	$(239)
Previously recognized impairments on securities that matured, paid, prepaid or sold	—	31	1	140
Recognized impairments on securities impaired to fair value this period(1)	—	—	—	—
Impairments recognized this period on securities not previously impaired	(4)	—	(4)	(14)
Additional impairments this period on securities previously impaired	—	—	—	—
Increases due to passage of time on previously recorded credit losses	—	—	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—	—	—
Balances at September 30	$(21)	$(113)	$(21)	$(113)

____________

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts:

Fixed Maturities - Credit Loss Impairments

	2017	2016
	(in millions)
Balances at January 1,	$(239)	$(274)
Previously recognized impairments on securities that matured, paid, prepaid or sold	236	103
Recognized impairments on securities impaired to fair value this period(1)	—	(17)
Impairments recognized this period on securities not previously impaired	(14)	(49)
Additional impairments this period on securities previously impaired	(1)	(2)
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balances at December 31,	$(18)	$(239)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net Unrealized Gain (Loss) on Fixed Maturities and Equity Securities Included in AOCI
Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

	September 30, 2018	December 31, 2017
	(in millions)
AFS Securities:
Fixed maturities:
With OTTI loss	$1	$2
All other	(796)	1,871
Equity securities	—	2
Net Unrealized Gains (Losses)	$(795)	$1,875

Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

	December 31,
	2017	2016
	(in millions)
AFS Securities:
Fixed maturities:
With OTTI loss	$2	$19
All other	1,871	528
Equity securities	2	—

Net Unrealized Gains (Losses)	$1,875	$547

Net Unrealized Gain (Losses) on Fixed Maturities with OTTI Losses
Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, July 1, 2018	$2	$—	$1	$(1)	$2
Net investment gains (losses) arising during the period	(1)	—	—	—	(1)
Reclassification adjustment:
Included in Net income (loss)	—	—	—	—	—
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	—	—	—	—
Deferred income taxes	—	—	—	1	1
Policyholders’ liabilities	—	—	(1)	—	(1)
Balance, September 30, 2018	$1	$—	$—	$—	$1
Balance, July 1, 2017	(17)	2	1	4	(10)
Net investment gains (losses) arising during the period	(8)	—	—	—	(8)
Reclassification adjustment:
Included in Net income (loss)	14	—	—	—	14
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	—	—	—	—
Deferred income taxes	—	—	—	(1)	(1)
Policyholders’ liabilities	—	—	(1)	—	(1)
Balance, September 30, 2017	$(11)	$2	$—	$3	$(6)
____________

(1)	Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$2	$—	$(1)	$—	$1
Net investment gains (losses) arising during the period	—	—	—	—	—
Reclassification adjustment:
Included in Net income (loss)	(1)	—	—	—	(1)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	—	—	—	—
Deferred income taxes	—	—	—	—	—
Policyholders’ liabilities	—	—	1	—	1
Balance, September 30, 2018	$1	$—	$—	$—	$1
Balance, January 1, 2017	$19	$1	$(10)	$(4)	$6
Net investment gains (losses) arising during the period	(10)	—	—	—	(10)
Reclassification adjustment:
Included in Net income (loss)	(20)	—	—	—	(20)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	1	—	—	1
Deferred income taxes	—	—	—	7	7
Policyholders’ liabilities	—	—	10	—	10
Balance, September 30, 2017	$(11)	$2	$—	$3	$(6)
____________

(1)	Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss

The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses

	Net Unrealized Gain (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2017	$19	$1	$(10)	$(4)	$6
Net investment gains (losses) arising during the period	(18)	—	—	—	(18)
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	1	—	—	—	1
Excluded from Net income (loss)(1)	—	—			—
Impact of net unrealized investment gains (losses) on:
DAC	—	(1)	—	—	(1)
Deferred income taxes	—	—	—	4	4
Policyholders’ liabilities	—	—	9	—	9

Balance, December 31, 2017	$2	$—	$(1)	$0	$1

Balance, January 1, 2016	$21	$—	$(4)	$(6)	$11
Net investment gains (losses) arising during the period	(17)	—	—	—	(17)
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	15	—	—	—	15
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	1	—	—	1
Deferred income taxes	—	—	—	2	2
Policyholders’ liabilities	—	—	(6)	—	(6)

Balance, December 31, 2016	$19	$1	$(10)	$(4)	$6

(1)	Represents “transfers in” related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

All Other Net Unrealized Investment Gains (Losses) in AOCI

All Other Net Unrealized Investment Gains (Losses) In AOCI

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, July 1, 2018	$(268)	$34	$(132)	$(52)	$(418)
Net investment gains (losses) arising during the period	(564)	—	—	—	(564)
Reclassification adjustment:
Included in Net income (loss)	36	—	—	—	36
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	89	—	—	89
Deferred income taxes	—	—	—	104	104
Policyholders’ liabilities	—	—	(54)	—	(54)
Balance, September 30, 2018	$(796)	$123	$(186)	$52	$(807)

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, July 1, 2017	$1,432	$(140)	$(204)	$(381)	$707
Net investment gains (losses) arising during the period	4	—	—	—	4
Reclassification adjustment:
Included in Net income (loss)	11	—	—	—	11
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(47)	—	—	(47)
Deferred income taxes	—	—	—	21	21
Policyholders’ liabilities			(28)	—	(28)
Balance, September 30, 2017	$1,447	$(187)	$(232)	$(360)	$668
____________

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,871	$(358)	$(238)	$(397)	$878
Net investment gains (losses) arising during the period	(2,613)	—	—	—	(2,613)
Reclassification adjustment:
Included in Net income (loss)	(54)	—	—	—	(54)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	481	—	—	481
Deferred income taxes	—	—	—	449	449
Policyholders’ liabilities	—	—	52	—	52
Balance, September 30, 2018	$(796)	$123	$(186)	$52	$(807)
Balance, January 1, 2017	$529	$(45)	$(192)	$(102)	$190
Net investment gains (losses) arising during the period	854	—	—	—	854
Reclassification adjustment:
Included in Net income (loss)	64	—	—	—	64
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(142)	—	—	(142)
Deferred income taxes	—	—	—	(258)	(258)
Policyholders’ liabilities	—	—	(40)	—	(40)
Balance, September 30, 2017	$1,447	$(187)	$(232)	$(360)	$668

____________

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2017	$528	$(45)	$(192)	$(102)	$(189)
Net investment gains (losses) arising during the period	1,329	—	—	—	1,329
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	14	—	—	—	14
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(313)	—	—	(313)
Deferred income taxes	—	—	—	(295)	(295)
Policyholders’ liabilities	—	—	(46)	—	(46)

Balance, December 31, 2017	$1,871	$(358)	$(238)	$(397)	$(878)

Balance, January 1, 2016	$962	$(128)	$(226)	$(213)	$395
Net investment gains (losses) arising during the period	(335)	—	—	—	(335)
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	(99)	—	—	—	(99)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	83	—	—	83
Deferred income taxes	—	—	—	(111)	(111)
Policyholders’ liabilities	—	—	34	—	34

Balance, December 31, 2016	$528	$(45)	$(192)	$(102)	$(189)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

Schedule of Gross Unrealized Loss on Investments
The following tables disclose the fair values and gross unrealized losses of the 1,692 issues at September 30, 2018 and the 752 issues at December 31, 2017 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
September 30, 2018:
Fixed Maturities:
Corporate	$14,535	$539	$2,672	$154	$17,207	$693
U.S. Treasury, government and agency	4,449	180	3,822	552	8,271	732
States and political subdivisions	19	1	—	—	19	1
Foreign governments	68	2	73	8	141	10
Residential mortgage-backed	34	1	—	—	34	1
Asset-backed	120	5	6	1	126	6
Redeemable preferred stock	184	7	12	1	196	8
Total	$19,409	$735	$6,585	$716	$25,994	$1,451

December 31, 2017:
Fixed Maturities:
Corporate	$2,903	$23	$1,331	$42	$4,234	$65
U.S. Treasury, government and agency	2,718	6	4,506	245	7,224	251
States and political subdivisions	20	—	—	—	20	—
Foreign governments	11	—	73	5	84	5
Residential mortgage-backed	62	—	76	1	138	1
Asset-backed	15	1	12	—	27	1
Redeemable preferred stock	10	—	13	1	23	1
Total	$5,739	$30	$6,011	$294	$11,750	$324

The following tables disclose the fair values and gross unrealized losses of the 752 issues at December 31, 2017 and the 894 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2017:
Fixed Maturity Securities:
Public corporate	$2,123	$15	$690	$18	$2,813	$33
Private corporate	780	8	641	24	1,421	32
U.S. Treasury, government and agency	2,718	6	4,506	245	7,224	251
States and political subdivisions	20	—	—	—	20	—
Foreign governments	11	—	73	5	84	5
Commercial mortgage-backed	—	—	—	—	—	—
Residential mortgage-backed	62	—	76	1	138	1
Asset-backed	15	1	12	—	27	1
Redeemable preferred stock	10	—	13	1	23	1

Total	$5,739	$30	$6,011	$294	$11,750	$324

December 31, 2016:
Fixed Maturity Securities:
Public corporate	$3,466	$95	$150	$7	$3,616	$102
Private corporate	1,548	39	283	18	1,831	57
U.S. Treasury, government and agency	7,290	756	—	—	7,290	756
States and political subdivisions	—	—	18	2	18	2
Foreign governments	73	3	49	11	122	14
Commercial mortgage-backed	68	6	180	102	248	108
Residential mortgage-backed	347	2	35	—	382	2
Asset-backed	128	—	8	1	136	1
Redeemable preferred stock	227	10	12	1	239	11

Total	$13,147	$911	$735	$142	$13,882	$1,053

Valuation Allowance for Mortgage Loans
Allowance for credit losses for mortgage loans for the nine months ended September 30, 2018 and 2017 are as follows:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Allowance for credit losses:
Beginning balance, January 1,	$8	$8
Charge-offs	—	—
Recoveries	(1)	—
Provision	—	—
Ending balance, September 30,	$7	$8

September 30, Individually Evaluated for Impairment	$7	$8

Allowance for credit losses for mortgage loans for 2017, 2016 and 2015 are as follows:

	Commercial Mortgage Loans
	2017	2016	2015
	(in millions)
Allowance for credit losses:
Beginning Balance, January 1,	$8	$6	$37
Charge-offs	—	—	(32)
Recoveries	—	(2)	(1)
Provision	—	4	2

Ending Balance, December 31,	$8	$8	$6

Ending Balance, December 31,
Individually Evaluated for Impairment	$8	$8	$6

Mortgage Loans by Loan-To-Value and Debt Service Coverage Ratios
The following tables provide information relating to the loan to value and debt service coverage ratios for commercial and agricultural mortgage loans at September 30, 2018 and December 31, 2017.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
September 30, 2018

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio:(2)	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
Commercial Mortgage Loans(1)
0% - 50%	$823	$21	$351	$24	$—	$—	$1,219
50% - 70%	4,739	649	1,192	603	151	—	7,334
70% - 90%	221	110	169	298	27	—	825
90% plus	—	—	27	—	—	—	27
Total Commercial Mortgage Loans	$5,783	$780	$1,739	$925	$178	$—	$9,405

Agricultural Mortgage Loans(1)
0% - 50%	$271	$142	$257	$555	$322	$33	$1,580
50% - 70%	127	53	231	378	235	49	1,073
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—
Total Agricultural Mortgage Loans	$398	$195	$488	$952	$557	$82	$2,672

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio:(2)	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
Total Mortgage Loans(1)
0% - 50%	$1,094	$163	$608	$579	$322	$33	$2,799
50% - 70%	4,866	702	1,423	981	386	49	8,407
70% - 90%	221	110	169	317	27	—	844
90% plus	—	—	27	—	—	—	27
Total Mortgage Loans	$6,181	$975	$2,227	$1,877	$735	$82	$12,077

_______________

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.

(2)	The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
December 31, 2017

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio:(2)	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
Commercial Mortgage Loans(1)
0% - 50%	$759	$—	$320	$74	$—	$—	$1,153
50% - 70%	4,088	682	1,066	428	145	—	6,409
70% - 90%	169	110	196	272	50	—	797
90% plus	—	—	27	—	—	—	27
Total Commercial Mortgage Loans	$5,016	$792	$1,609	$774	$195	$—	$8,386

Agricultural Mortgage Loans(1)
0% - 50%	$272	$149	$275	$515	$316	$30	$1,557
50% - 70%	111	46	227	359	221	49	1,013
70% - 90%	—	—	—	4	—	—	4
90% plus	—	—	—	—	—	—	—
Total Agricultural Mortgage Loans	$383	$195	$502	$878	$537	$79	$2,574

Total Mortgage Loans(1)
0% - 50%	$1,031	$149	$595	$589	$316	$30	$2,710
50% - 70%	4,199	728	1,293	787	366	49	7,422
70% - 90%	169	110	196	276	50	—	801
90% plus	—	—	27	—	—	—	27
Total Mortgage Loans	$5,399	$987	$2,111	$1,652	$732	$79	$10,960
______________

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.

(2)	The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2017 and 2016, respectively. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

December 31, 2017

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio:(2)	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
Commercial Mortgage Loans(1)
0% - 50%	$759	$—	$320	$74	$—	$—	$1,153
50% - 70%	4,088	682	1,066	428	145	—	6,409
70% - 90%	169	110	196	272	50	—	797
90% plus	—	—	27	—	—	—	27

Total Commercial Mortgage Loans	$5,016	$792	$1,609	$774	$195	$—	$8,386

Agricultural Mortgage Loans(1)
0% - 50%	$272	$149	$275	$515	$316	$30	$1,557
50% - 70%	111	46	227	359	221	49	1,013
70% - 90%	—	—	—	4	—	—	4
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$383	$195	$502	$878	$537	$79	$2,574

Total Mortgage Loans(1)
0% - 50%	$1,031	$149	$595	$589	$316	$30	$2,710
50% - 70%	4,199	728	1,293	787	366	49	7,422
70% - 90%	169	110	196	276	50	—	801
90% plus	—	—	27	—	—	—	27

Total Mortgage Loans	$5,399	$987	$2,111	$1,652	$732	$79	$10,960

(1)	The debt service coverage ratio is calculated using the most recently reported operating earnings results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

December 31, 2016

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio:(2)	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
Commercial Mortgage Loans (1)
0% - 50%	$755	$95	$59	$56	$—	$—	$965
50% - 70%	3,217	430	673	1,100	76	—	5,496
70% - 90%	282	65	229	127	28	46	777
90% plus	—	—	28	15	—	—	43

Total Commercial Mortgage Loans	$4,254	$590	$989	$1,298	$104	$46	$7,281

Agricultural Mortgage Loans (1)
0% - 50%	$254	$138	$296	$468	$286	$49	$1,491
50% - 70%	141	57	209	333	219	45	1,004
70% - 90%	—	—	2	4	—	—	6
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$395	$195	$507	$805	$505	$94	$2,501

Total Mortgage Loans (1)
0% - 50%	$1,009	$233	$355	$524	$286	$49	$2,456
50% - 70%	3,358	487	882	1,433	295	45	6,500
70% - 90%	282	65	231	131	28	46	783
90% plus	—	—	28	15	—	—	43

Total Mortgage Loans	$4,649	$785	$1,496	$2,103	$609	$140	$9,782

(1)	The debt service coverage ratio is calculated using the most recently reported operating earnings results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

Age Analysis of Past Due Mortgage Loans
The following table provides information relating to the aging analysis of past due mortgage loans at September 30, 2018 and December 31, 2017, respectively.
Age Analysis of Past Due Mortgage Loan

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
				(in millions)
September 30, 2018
Commercial	$—	$—	$27	$27	$9,378	$9,405	$—
Agricultural	5	12	57	74	2,598	2,672	57
Total Mortgage Loans	$5	$12	$84	$101	$11,976	$12,077	$57
December 31, 2017
Commercial	$27	$—	$—	$27	$8,359	$8,386	$—
Agricultural	49	3	22	74	2,500	2,574	22
Total Mortgage Loans	$76	$3	$22	$101	$10,859	$10,960	$22

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2017 and 2016, respectively.

Age Analysis of Past Due Mortgage Loan

	30-59 Days	60-89 Days	90 Days Or >	Total	Current	Total Financing Receivables	Recorded Investment 90 Days Or > and Accruing
	(in millions)
December 31, 2017:
Commercial	$27	$—	$—	$27	$8,359	$8,386	$—
Agricultural	49	3	22	74	2,500	2,574	22

Total Mortgage Loans	$76	$3	$22	$101	$10,859	$10,960	$22

December 31, 2016:
Commercial	$—	$—	$—	$—	$7,281	$7,281	$—
Agricultural	9	2	6	17	2,484	2,501	6

Total Mortgage Loans	$9	$2	$6	$17	$9,765	$9,782	$6

Impaired Mortgage Loans
The following table provides information relating to impaired mortgage loans at September 30, 2018 and December 31, 2017, respectively.
Impaired Mortgage Loans

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment(1)	Interest Income Recognized
(in millions)
September 30, 2018:
With no related allowance recorded:
Commercial mortgage loans - other	$—	$—	$—	$—	$—
Agricultural mortgage loans	—	—	—	—	—
Total	$—	$—	$—	$—	$—
With related allowance recorded:
Commercial mortgage loans - other	$27	$27	$(7)	$27	$—
Agricultural mortgage loans	—	—	—	—	—
Total	$27	$27	$(7)	$27	$—

December 31, 2017:
With no related allowance recorded:
Commercial mortgage loans - other	$—	$—	$—	$—	$—
Agricultural mortgage loans	—	—	—	—	—
Total	$—	$—	$—	$—	$—
With related allowance recorded:
Commercial mortgage loans - other	$27	$27	$(8)	$27	$2
Agricultural mortgage loans	—	—	—	—	—
Total	$27	$27	$(8)	$27	$2

________________

(1)	Represents a three-quarter average of recorded amortized cost.

The following table provides information relating to impaired mortgage loans at December 31, 2017 and 2016, respectively.

		Impaired Mortgage Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment(1)	Interest Income Recognized
	(in millions)
December 31, 2017:
With no related allowance recorded:
Commercial mortgage loans - other	$—	$—	$—	$—	$—
Agricultural mortgage loans	—	—	—	—	—

Total	$—	$—	$—	$—	$—

With related allowance recorded:
Commercial mortgage loans - other	$27	$27	$(8)	$27	$2
Agricultural mortgage loans	—	—	—	—	—

Total	$27	$27	$(8)	$27	$2

December 31, 2016:
With no related allowance recorded:
Commercial mortgage loans - other	$15	$15	$—	$22	$—
Agricultural mortgage loans	—	—	—	—	—

Total	$15	$15	$—	$22	$—

With related allowance recorded:
Commercial mortgage loans - other	$27	$27	$(8)	$48	$2
Agricultural mortgage loans	—	—	—	—	—

Total	$27	$27	$(8)	$48	$2

(1)	Represents a five-quarter average of recorded amortized cost.

Derivative Instruments by Category
The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.
Derivative Instruments by Category

	At September 30, 2018			Gains (Losses) Reported In Net Earnings (Loss) Nine Months Ended September 30, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
	(in millions)
Freestanding derivatives:
Equity contracts:(1,6)
Futures	$7,863	$1	$1	$(508)
Swaps	7,900	12	189	(455)
Options	24,723	4,187	1,632	701
Interest rate contracts:(1,6)
Swaps	25,761	330	653	(1,212)
Futures	17,498	—	—	45
Credit contracts:(1,6)
Credit default swaps	1,935	28	3	3
Other freestanding contracts:(1,6)
Foreign currency contracts	2,110	75	9	60
Margin	—	38	—	—
Collateral	—	65	2,189	—
Embedded derivatives:
GMIB reinsurance contracts(6)	—	1,375	—	(522)
GMxB derivative features liability(3,6)	—	—	4,294	452
SCS, SIO, MSO and IUL indexed features(5,6)	—	—	2,458	(850)
Net derivative investment gains (loss)				(2,288)
Cross currency swaps (2,4)	—	—	—	9
Total	$87,790	$6,111	$11,428	$(2,279)

____________

(1)	Reported in Other invested assets in the consolidated balance sheets.

(2)	Reported in Other assets or Other liabilities in the consolidated balance sheets.

(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.

(4)	Reported in Other income in the consolidated statements of income (loss).

(5)
SCS and SIO indexed features are reported in Policyholders’ account balances; MSO and IUL indexed features are reported in the Future policyholders’ benefits and other policyholders’ liabilities in the consolidated balance sheets.

(6)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

	At December 31, 2017			Gains (Losses) Reported In Net Earnings (Loss) Nine Months Ended September 30, 2017
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives
	(in millions)
Freestanding derivatives:
Equity contracts:(1,6)
Futures	$6,716	$1	$2	$(965)
Swaps	7,623	4	201	(996)
Options	22,223	3,456	1,457	873
Interest rate contracts:(1,6)
Swaps	26,769	604	193	661
Futures	20,675	—	—	100
Credit contracts:(1,6)
Credit default swaps	2,131	35	3	16
Other freestanding contracts:(1,6)
Foreign currency contracts	1,423	19	10	(40)
Margin	—	24	4	—
Collateral	—	4	2,123	—
Embedded derivatives:
GMIB reinsurance contracts(6)	—	1,894	—	286
GMxB derivative features liability(3,6)	—	—	4,451	1,210
SCS, SIO, MSO and IUL indexed features(5,6)	—	—	1,786	(913)
Net derivative investment gains (loss)				232
Cross currency swaps(2,4)	354	5	—	(39)
Total	$87,914	$6,046	$10,230	$193
____________

(1)	Reported in Other invested assets in the consolidated balance sheets.

(2)	Reported in Other assets or Other liabilities in the consolidated balance sheets.

(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.

(4)	Reported in Other income in the consolidated statements of income (loss).

(5)
SCS and SIO indexed features are reported in Policyholders’ account balances; MSO and IUL indexed features are reported in the Future policyholders’ benefits and other policyholders’ liabilities in the consolidated balance sheets.

(6)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

For the Year Ended December 31, 2017

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported In Earnings (Loss)
	(in millions)
Freestanding Investment Derivatives:
Equity contracts:(1)
Futures	$6,716	$1	$2	$(1,297)
Swaps	7,623	4	201	(1,413)
Options	22,223	3,456	1,457	1,265
Interest rate contracts:(1)
Floors
Swaps	26,769	604	193	863
Futures	20,675	—	—	293
Credit contracts:(1)
Credit default swaps	2,131	35	3	19
Other freestanding contracts:(1)
Foreign currency contracts	1,423	19	10	(39)
Margin	—	24	4	—
Collateral paid	—	4	—	—
Collateral received	—	—	2,123	—
Embedded and Freestanding Insurance Derivatives:
GMIB reinsurance contracts(6)	—	1,894	—	174
GMxB derivative features liability(3,6)	—	—	4,451	1,652
SCS, SIO, MSO and IUL indexed features liability(5,6)	—	—	1,786	(1,303)

Net derivative investment (gains) loss				214

Cross currency swaps (2,4)	354	5	—	40

Balances, December 31, 2017	$87,914	$6,046	$10,230	$254

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Other assets or Other liabilities in the consolidated balance sheets.
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	Reported in Other income in the consolidated statement of income (loss).
(5)

SCS and SIO indexed features are reported in Policyholders’ account balances; MSO and IUL indexed features are reported in the Future policyholders’ benefits and other policyholders’ liabilities in the consolidated balance sheets.

(6)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

Derivative Instruments by Category

At or For the Year Ended December 31, 2016

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported In Earnings (Loss)
	(in millions)
Freestanding Investment Derivatives:
Equity contracts:(1)
Futures	$9,131	$1	$1	$(1,445)
Swaps	5,933	22	117	(459)
Options	12,241	2,190	1,174	746
Interest rate contracts:(1)
Floors	1,500	11	—	4
Swaps	26,133	514	1,443	(198)
Futures	14,818	—	—	156
Credit contracts:(1)
Credit default swaps	2,757	20	15	15
Other freestanding contracts:(1)
Foreign currency contracts	730	52	6	45
Margin	—	121	6	—
Collateral	—	935	908	—
Embedded and Freestanding Insurance Derivatives:
GMIB reinsurance contracts(6)	—	1,735	—	(77)
GMxB derivative features liability(3,6)	—	—	5,731	136
SCS, SIO, MSO and IUL indexed features liability(5, 6)	—	—	940	(771)

Net derivative gains (loss)				(1,848)

Cross currency swaps(2, 4)	391	—	81	(19)

Balances, December 31, 2016	$73,634	$5,601	$10,422	$(1,867)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Other assets or Other liabilities in the consolidated balance sheets.
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	Reported in Other income in the consolidated statement of income (loss).
(5)

SCS and SIO indexed features are reported in Policyholders’ account balances; MSO and IUL indexed features are reported in the Future policyholders’ benefits and other policyholders’ liabilities in the consolidated balance sheets.

(6)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

Offsetting Financial Assets and Liabilities and Derivative Instruments
The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at September 30, 2018.
Offsetting of Financial Assets and Liabilities and Derivative Instruments
At September 30, 2018

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
ASSETS(1)
Description
Derivatives:
Equity contracts	$4,200	$1,821	$2,379
Interest rate contracts	330	653	(323)
Credit contracts	28	3	25
Currency	75	9	66
Margin	38	—	38
Collateral	65	2,189	(2,124)
Total Derivatives, subject to an ISDA Master Agreement	$4,736	$4,675	$61
Other financial instruments	2,859	—	2,859
Other invested assets	$7,595	$4,675	$2,920

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
LIABILITIES(2)
Description
Derivatives:
Equity contracts	$1,821	$1,821	$—
Interest rate contracts	653	653	—
Credit contracts	3	3	—
Currency	9	9	—
Margin	—	—	—
Collateral	2,189	2,189	—
Total Derivatives, subject to an ISDA Master Agreement	4,675	4,675	—
Other financial liabilities	3,485	—	3,485
Other liabilities	$8,160	$4,675	$3,485
Securities sold under agreement to repurchase(3)	$1,891	$—	$1,891

____________

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.

(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.

(3)	Excludes expense of $9 million in securities sold under agreement to repurchase.
The following table presents information about the Company’s offsetting financial assets and liabilities and derivative instruments at December 31, 2017.
Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2017

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
ASSETS(1)
Description
Derivatives:
Equity contracts	$3,461	$1,660	$1,801
Interest rate contracts	604	193	411
Credit contracts	35	3	32
Currency	19	10	9
Collateral	4	2,123	(2,119)
Margin	24	4	20
Total Derivatives, subject to an ISDA Master Agreement	$4,147	$3,993	$154
Other financial instruments	3,964	—	3,964
Other invested assets	$8,111	$3,993	$4,118
Total Derivatives, not subject to an ISDA Master Agreement(4)	$5	$—	$5

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
LIABILITIES(2)
Derivatives:
Equity contracts	$1,660	$1,660	$—
Interest rate contracts	193	193	—
Credit contracts	3	3	—
Currency	10	10	—
Collateral	2,123	2,123	—
Margin	4	4	—
Total Derivatives, subject to an ISDA Master Agreement	$3,993	$3,993	$—
Other financial liabilities	4,053	—	4,053
Other liabilities	$8,046	$3,993	$4,053
Securities sold under agreement to repurchase(3)	$1,882	$—	$1,882

________________

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.

(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.

(3)	Excludes expense of $5 million included in Securities sold under agreements to repurchase on the consolidated balance sheets.

(4)	This amount is reflected in Other assets.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2017:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2017

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
ASSETS(1)
Derivatives:
Equity contracts	$3,461	$1,660	$1,801
Interest rate contracts	604	193	411
Credit contracts	35	3	32
Currency	19	10	9
Collateral	4	2,123	(2,119)
Margin	24	4	20

Total Derivatives, subject to an ISDA Master Agreement	4,147	3,993	154
Other financial instruments	3,964		3,964

Other invested assets	$8,111	$3,993	$4,118

Total Derivatives, not subject to an ISDA Master Agreement(4)	5	—	5

Securities purchased under agreement to resell	$—	$—	$—

LIABILITIES(2)
Derivatives:
Equity contracts	$1,660	$1,660	$—
Interest rate contracts	193	193	—
Credit contracts	3	3	—
Currency	10	10	—
Collateral	2,123	2,123	—
Margin	4	4	—

Total Derivatives, subject to an ISDA Master Agreement	3,993	3,993	—
Other non-financial liabilities	4,053	—	4,053

Other liabilities	$8,046	$3,993	$4,053

Securities sold under agreement to repurchase(3)	$1,882	$—	$1,882

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.
(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.
(3)	Excludes expense of $5 million in securities sold under agreement to repurchase.
(4)	This amount is reflected in Other assets.

The following table presents information about the General Account’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2016

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
Assets(1)
Derivatives:
Equity contracts	$2,214	$1,292	$922
Interest rate contracts	521	1,443	(922)
Credit contracts	20	15	5
Currency	52	6	46
Collateral	935	908	27
Margin	121	6	115

Total Derivatives, subject to an ISDA Master Agreement	3,863	3,670	193
Total Derivatives, not subject to an ISDA Master Agreement	4	—	4

Total Derivatives	3,867	3,670	197
Other financial instruments	3,127	—	3,127

Other invested assets	$6,994	$3,670	$3,324

Securities purchased under agreement to resell	$—	$—	$—

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
Liabilities(2)
Derivatives:
Equity contracts	$1,292	$1,292	$—
Interest rate contracts	1,443	1,443	—
Credit contracts	15	15	—
Currency	6	6	—
Collateral	908	908	—
Margin	6	6	—

Total Derivatives, subject to an ISDA Master Agreement	3,670	3,670	—
Total Derivatives, not subject to an ISDA Master Agreement	81	—	81

Total Derivatives	3,751	3,670	81
Other non-financial liabilities	3,639	—	3,639

Other liabilities	7,390	3,670	3,720

Securities sold under agreement to repurchase(3)	$3,586	$—	$3,586

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.
(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.
(3)	Excludes expense of $7 million in securities sold under agreement to repurchase.

Gross Collateral Amounts Not Offset in Consolidated Balance Sheets
The following table presents information about the Company’s gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017.
Collateral Amounts Not Offset in the Consolidated Balance Sheets
At December 31, 2017

	Net Amounts Presented in the Balance Sheets	Collateral (Received)/Held
		Financial Instruments	Cash	Net Amounts
	(in millions)
Assets(1)
Total Derivatives	$2,253	$—	$(2,099)	$154
Other financial assets	3,964	—	—	3,964
Other invested assets	$6,217	$—	$(2,099)	$4,118
Liabilities:(2)
Other financial liabilities	$4,053	$—	$—	$4,053
Other liabilities	$4,053	$—	$—	$4,053

Securities sold under agreement to repurchase(3)(4)(5)	$1,882	$(1,988)	$(21)	$(127)

_________________

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.

(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.

(3)	Excludes expense of $5 million in securities sold under agreement to repurchase.

(4)	U.S. Treasury and agency securities are in fixed maturities available for sale on consolidated balance sheets.

(5)	Cash is included in cash and cash equivalents on consolidated balance sheets.
The following table presents information about the Company’s gross collateral amounts that are not offset in the consolidated balance sheets at September 30, 2018.
Collateral Amounts Not Offset in the Consolidated Balance Sheets
At September 30, 2018

	Net Amounts Presented in the Balance Sheets	Collateral (Received)/Held
		Financial Instruments	Cash	Net Amounts
	(in millions)
Assets(1)
Total derivatives	$2,146	$—	$(2,085)	$61
Other financial instruments	2,859	—	—	2,859
Other invested assets	$5,005	$—	$(2,085)	$2,920
Liabilities:(2)
Securities sold under agreement to repurchase(3)(4)(5)	$1,891	$(1,891)	$—	$—
____________

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.

(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.

(3)	Excludes expense of $9 million included in Securities sold under agreements to repurchase on the consolidated balance sheets.

(4)	U.S. Treasury and agency securities are included in Fixed maturities available for sale on the consolidated balance sheets.

(5)	Cash is reported in Cash and cash equivalents on the consolidated balance sheets.

The following table presents information about the Company’s gross collateral amounts that are offset in the consolidated balance sheets at December 31, 2017:

Collateral Amounts Offset in the Consolidated Balance Sheets

At December 31, 2017

	Fair Value of Assets	Collateral (Received)/Paid
		Financial Instruments	Cash	Net Amounts
	(in millions)
Assets(1)
Total Derivatives	$2,253	$—	$(2,099)	$154
Other financial instruments	3,964	—	—	3,964

Other invested assets	$6,217	$—	$(2,099)	$4,118

Liabilities:(2)				$—
Other Derivatives	$—	$—	$—	$—
Other financial liabilities	4,053	—	—	4,053

Other liabilities	$4,053	$—	$—	$4,053

Securities sold under agreement to repurchase(3)(4)(5)	$1,882	$(1,988)	$(21)	$(127)

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.
(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.
(3)	Excludes expense of $5 million in securities sold under agreement to repurchase.
(4)	US Treasury and agency securities are in fixed maturities available for sale on consolidated balance sheet.
(5)	Cash is in cash and cash equivalent on consolidated balance sheet.

The following table presents information about the General Account’s gross collateral amounts that are offset in the consolidated balance sheets at December 31, 2016:

Collateral Amounts Offset in the Consolidated Balance Sheets

At December 31, 2016

	Fair Value of Assets	Collateral (Received)/Paid
		Financial Instruments	Cash	Net Amounts
	(in millions)
Assets(1)
Total Derivatives	$56	$(6)	$141	$191
Other financial instruments	3,127	—	—	3,127

Other invested assets	$3,183	$(6)	$141	$3,318

Securities sold under agreement to resell	$79	$(79)	$—	$—

Liabilities(2)				$—
Other Derivatives	$81	$—	$—	$81
Other financial liabilities	$3,639	$—	$—	$3,639

Other liabilities	$3,720	$—	$—	$3,720

Securities sold under agreement to repurchase(3)(4)(5)	$3,586	$(3,467)	$(115)	$4

(1)	Excludes Investment Management and Research segment’s derivative assets of consolidated VIEs/VOEs.
(2)	Excludes Investment Management and Research segment’s derivative liabilities of consolidated VIEs/VOEs.
(3)	Excludes expense of $7 million in securities sold under agreement to repurchase.
(4)	US Treasury and agency securities are in fixed maturities available for sale and trading securities on consolidated balance sheet.
(5)	Cash is in cash and cash equivalent on consolidated balance sheet.

Repurchase Agreements Accounted for as Secured Borrowings
The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017.
Repurchase Agreement Accounted for as Secured Borrowings
At December 31, 2017

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$1,882	$—	$—	$1,882
Total	$—	$1,882	$—	$—	$1,882
_______________

(1)	Excludes expense of $5 million in securities sold under agreements to repurchase on the consolidated balance sheets.
The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at September 30, 2018.
Repurchase Agreement Accounted for as Secured Borrowings
At September 30, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$1,891	$—	$—	$1,891
Total	$—	$1,891	$—	$—	$1,891
____________

(1)	Excludes expense accrual of $9 million included in securities sold under agreements to repurchase on the consolidated balance sheets.

Repurchase Agreement Accounted for as Secured Borrowings

	December 31, 2017
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$1,882	$—	$—	$1,882

Total	$—	$1,882	$—	$—	$1,882

(1)	Excludes expense of $5 million in securities sold under agreement to repurchase.

The following table presents information about the General Account’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2016:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2016

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase
U.S. Treasury and agency securities	$—	$3,586	$—	$—	$3,586

Total	$—	$3,586	$—	$—	$3,586

Securities purchased under agreement to resell
Corporate securities					$—

Total	$—	$—	$—	$—	$—

Net investment income (loss) by asset category

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Fixed maturities	$1,629	$1,723	$1,717
Mortgage loans on real estate	454	397	339
Real estate held for the production of income	2	19	164
Other equity investments	186	168	84
Policy loans	221	225	228
Repurchase agreements	—	1	1
Trading securities	553	144	21
Other investment income	109	67	35

Gross investment income (loss)	3,154	2,744	2,589
Investment expenses(1)	(72)	(79)	(139)

Net Investment Income (Loss)	$3,082	$2,665	$2,450

(1)	Investment expenses includes expenses related to the management of the two buildings sold in 2016.

Net Investment Income (Loss) from Trading Securities
Net Investment Income (Loss) from Trading Securities

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	(in millions)
Net investment gains (losses) recognized during the period on securities held at the end of the period	$(35)	$42	$(255)	$231
Net investment gains (losses) recognized on securities sold during the period	6	11	(11)	38
Unrealized and realized gains (losses) on trading securities arising during the period	(29)	53	(266)	269
Interest and dividend income from trading securities	84	80	243	197
Net investment income (loss) from trading securities	$55	$133	$(23)	$466

The table below shows a breakdown of Net investment income from trading account securities during the year ended 2017, 2016 and 2015:

Net Investment Income (Loss) from Trading Securities

	Years Ended December, 31
	2017	2016	2015
	(in millions)
Net investment gains (losses) recognized during the period on securities held at the end of the period	$247	$(51)	$(209)
Net investment gains (losses) recognized on securities sold during the period	19	(12)	81

Unrealized and realized gains (losses) on trading securities	266	(63)	(128)
Interest and dividend income from trading securities	287	207	149

Net investment income (loss) from trading securities	$553	$144	$21

Investment gains (losses)

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December, 31
	2017	2016	2015
	(in millions)
Fixed maturities	$(194)	$83	$(8)
Mortgage loans on real estate	2	(2)	(1)
Real estate held for the production of income(1)	—	1,880	—
Other equity investments	2	(2)	(5)
Other	(1)	24	(1)

Investment Gains (Losses), Net	$(191)	$1,983	$(15)

(1)	See “Real Estate“ within this note for more information on realized gain on sale of real estate